Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Warrants Activity

A summary of warrants activity was as follows:

		Weighted average	Weighted
	Number of	exercise price	average life	Expiration
	warrants	per hare	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- September 2024 Warrants issued in connection with the September Note	24,045,181	0.166	5.0 years	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	24,045,181	0.166	4.9 years